UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-01545

Investment Company Act File Number

Eaton Vance Special Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

August 31

Date of Fiscal Year End

November 30, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance 1-to-10 Year Laddered Corporate Bond Fund

Eaton Vance

1-to-10 Year Laddered Corporate Bond Fund

November 30, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 97.2%

Security	Principal Amount (000’s omitted)	Value
Advertising — 1.0%
WPP Finance 2010, 3.75%, 9/19/24	$90	$83,752

		$83,752

Aerospace & Defense — 1.1%
Northrop Grumman Corp., 2.93%, 1/15/25	$98	$92,622

		$92,622

Agriculture — 1.4%
Reynolds American, Inc., 4.45%, 6/12/25	$129	$125,582

		$125,582

Auto Manufacturers — 2.6%
Ford Motor Co., 4.346%, 12/8/26	$90	$80,549
General Motors Co., 4.20%, 10/1/27	91	82,705
General Motors Financial Co., Inc., 3.10%, 1/15/19	65	64,985

		$228,239

Banks — 6.0%
Bank of America Corp., 4.45%, 3/3/26	$133	$130,840
Citigroup, Inc., 2.70%, 10/27/22	86	82,202
Credit Suisse AG, 5.40%, 1/14/20	79	80,290
JPMorgan Chase & Co., 3.509% to 1/23/28, 1/23/29(1)	18	16,854
Morgan Stanley, 3.125%, 1/23/23	86	83,150
Royal Bank of Canada, 4.65%, 1/27/26	127	128,817

		$522,153

Beverages — 3.1%
Anheuser-Busch InBev Worldwide, Inc., 3.50%, 1/12/24	$86	$83,036
Constellation Brands, Inc., 2.70%, 5/9/22	109	104,905
Keurig Dr Pepper, Inc., 2.55%, 9/15/26	94	79,923

		$267,864

Biotechnology — 0.9%
Celgene Corp., 2.25%, 8/15/21	$86	$82,575

		$82,575

Building Materials — 0.6%
Owens Corning, 3.40%, 8/15/26	$56	$50,511

		$50,511

Chemicals — 2.9%
DowDuPont, Inc., 4.493%, 11/15/25	$90	$91,102
Mosaic Co. (The), 3.25%, 11/15/22	86	83,457
Sherwin-Williams Co. (The), 3.125%, 6/1/24	86	81,432

		$255,991

Security	Principal Amount (000’s omitted)	Value
Commercial Services — 2.2%
Block Financial, LLC, 5.25%, 10/1/25	$100	$100,097
Ecolab, Inc., 2.70%, 11/1/26	97	89,222

		$189,319

Diversified Financial Services — 9.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.75%, 5/15/19	$150	$150,128
Air Lease Corp., 3.875%, 7/3/23	77	75,354
Ally Financial, Inc., 4.125%, 3/30/20	96	96,000
American Express Co., 3.00%, 10/30/24	39	36,837
BrightSphere Investment Group PLC, 4.80%, 7/27/26	80	77,110
Brookfield Finance, Inc., 3.90%, 1/25/28	86	80,257
Capital One Financial Corp., 3.45%, 4/30/21	86	85,421
Discover Financial Services, 3.85%, 11/21/22	79	78,085
E*TRADE Financial Corp., 4.50%, 6/20/28	55	54,030
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 4.50%, 3/15/27(2)	45	44,290
Synchrony Financial, 4.25%, 8/15/24	46	42,328

		$819,840

Electric — 4.9%
AES Gener SA, 5.25%, 8/15/21(2)	$49	$50,000
Dominion Energy, Inc., 3.90%, 10/1/25	89	86,953
Georgia Power Co., 1.95%, 12/1/18	200	200,000
Vistra Energy Corp., 8.125%, 1/30/26(2)	79	85,320

		$422,273

Electronics — 1.6%
Jabil, Inc., 3.95%, 1/12/28	$55	$49,753
Trimble, Inc., 4.90%, 6/15/28	87	85,837

		$135,590

Entertainment — 1.3%
GLP Capital, L.P./GLP Financing II, Inc., 5.25%, 6/1/25	$110	$109,560

		$109,560

Foods — 1.2%
Kraft Heinz Foods Co., 3.375%, 6/15/21	$22	$21,925
Smithfield Foods, Inc., 2.65%, 10/3/21(2)	86	81,729

		$103,654

Gas — 1.1%
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.625%, 5/20/24	$100	$95,500

		$95,500

Health Care – Products — 1.5%
Becton Dickinson and Co., 3.734%, 12/15/24	$136	$131,484

		$131,484

Health Care – Services — 1.7%
Anthem, Inc., 2.50%, 11/21/20	$50	$49,066
MEDNAX, Inc., 5.25%, 12/1/23(2)	100	99,000

		$148,066

Security	Principal Amount (000’s omitted)	Value
Home Builders — 0.9%
Lennar Corp., 4.75%, 4/1/21	$82	$82,615

		$82,615

Household Products — 1.1%
Church & Dwight Co., Inc., 3.15%, 8/1/27	$100	$92,295

		$92,295

Insurance — 5.5%
Aon Corp., 4.50%, 12/15/28(3)	$85	$84,914
Athene Holding, Ltd., 4.125%, 1/12/28	113	103,148
Lincoln National Corp., 4.00%, 9/1/23	86	86,667
Principal Life Global Funding II, 3.00%, 4/18/26(2)	110	103,427
XLIT, Ltd., 2.30%, 12/15/18	100	99,984

		$478,140

Iron & Steel — 2.5%
Nucor Corp., 4.00%, 8/1/23	$129	$130,531
Steel Dynamics, Inc., 5.125%, 10/1/21	90	90,337

		$220,868

Lodging — 1.0%
Marriott International Inc., 4.15%, 12/1/23	$90	$89,489

		$89,489

Machinery – Construction & Mining — 1.3%
Caterpillar Financial Services Corp., 2.00%, 11/29/19	$115	$113,804

		$113,804

Machinery – Diversified — 1.5%
CNH Industrial Capital, LLC, 4.20%, 1/15/24	$46	$45,551
Wabtec Corp., 4.15%, 3/15/24	86	83,124

		$128,675

Media — 2.0%
Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.50%, 2/1/24	$86	$85,597
Warner Media, LLC, 3.80%, 2/15/27	94	87,749

		$173,346

Mining — 1.0%
Freeport-McMoRan, Inc., 3.10%, 3/15/20	$84	$82,950

		$82,950

Miscellaneous Manufacturing — 1.0%
Hexcel Corp., 4.70%, 8/15/25	$86	$87,610

		$87,610

Oil & Gas — 4.8%
Anadarko Petroleum Corp., 3.45%, 7/15/24	$86	$82,087
BP Capital Markets PLC, 3.506%, 3/17/25	64	62,466
Concho Resources, Inc., 3.75%, 10/1/27	79	73,531
Encana Corp., 6.50%, 5/15/19	100	101,450
Patterson-UTI Energy, Inc., 3.95%, 2/1/28	110	100,255

		$419,789

Security	Principal Amount (000’s omitted)	Value
Oil & Gas Services — 1.0%
National Oilwell Varco, Inc., 2.60%, 12/1/22	$90	$84,854

		$84,854

Pharmaceuticals — 3.7%
AstraZeneca PLC, 2.375%, 11/16/20	$150	$146,861
CVS Health Corp., 4.30%, 3/25/28	81	79,050
Mylan N.V., 3.95%, 6/15/26	100	92,135

		$318,046

Pipelines — 3.6%
Energy Transfer Operating, L.P., 4.95%, 6/15/28	$79	$76,482
Kinder Morgan, Inc., 3.15%, 1/15/23	79	75,862
Plains All American Pipeline, L.P./PAA Finance Corp., 4.65%, 10/15/25	83	80,483
Western Gas Partners, L.P., 4.50%, 3/1/28	86	80,818

		$313,645

Real Estate Investment Trusts (REITs) — 3.5%
Boston Properties, L.P., 3.85%, 2/1/23	$140	$138,615
Crown Castle International Corp., 3.20%, 9/1/24	100	94,119
SITE Centers Corp., 4.625%, 7/15/22	67	68,689

		$301,423

Retail — 8.1%
Alimentation Couche-Tard, Inc., 3.55%, 7/26/27(2)	$79	$73,184
Best Buy Co., Inc., 4.45%, 10/1/28	130	123,910
Dollar Tree, Inc., 3.70%, 5/15/23	86	83,856
Macy’s Retail Holdings, Inc., 3.875%, 1/15/22	115	113,748
Nordstrom, Inc., 4.00%, 3/15/27	55	52,228
Tapestry, Inc., 4.125%, 7/15/27	150	139,913
Walgreens Boots Alliance, Inc., 3.30%, 11/18/21	118	116,428

		$703,267

Semiconductors — 2.8%
Marvell Technology Group, Ltd., 4.875%, 6/22/28	$115	$111,778
Microchip Technology, Inc., 3.922%, 6/1/21(2)	55	54,266
QUALCOMM, Inc., 3.00%, 5/20/22	79	77,079

		$243,123

Software — 2.8%
CA, Inc., 4.70%, 3/15/27	$79	$76,614
Electronic Arts, Inc., 3.70%, 3/1/21	79	79,385
Fidelity National Information Services, Inc., 3.625%, 10/15/20	84	83,996

		$239,995

Telecommunications — 3.1%
AT&T, Inc., 2.625%, 12/1/22	$140	$133,087
Verizon Communications, Inc., 4.125%, 3/16/27	134	132,720

		$265,807

Transportation — 1.0%
CSX Corp., 3.35%, 11/1/25	$91	$87,221

		$87,221

Security	Principal Amount (000’s omitted)	Value
Trucking & Leasing — 0.4%
Avolon Holdings Funding, Ltd., 5.125%, 10/1/23(2)	$33	$32,959

		$32,959

Total Corporate Bonds & Notes (identified cost $8,727,045)		$8,424,496

Short-Term Investments — 1.9%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.33%(4)	166,790	$166,773

Total Short-Term Investments (identified cost $166,773)		$166,773

Total Investments — 99.1% (identified cost $8,893,818)		$8,591,269

Other Assets, Less Liabilities — 0.9%		$77,702

Net Assets — 100.0%		$8,668,971

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security converts to floating rate after the indicated fixed-rate coupon period.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2018, the aggregate value of these securities is $624,175 or 7.2% of the Fund’s net assets.

(3)	When-issued security.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended November 30, 2018 was $1,118.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	82.1%	$7,116,950
Canada	4.4	383,708
United Kingdom	4.3	370,189
Bermuda	2.5	214,926
Ireland	1.7	150,128
Cayman Islands	1.5	132,943
Netherlands	1.1	92,135
Switzerland	0.9	80,290
Chile	0.6	50,000

Total Investments	99.1%	$8,591,269

The Fund did not have any open derivative instruments at November 30, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$8,424,496	$—	$8,424,496
Short-Term Investments	—	166,773	—	166,773
Total Investments	$—	$8,591,269	$—	$8,591,269

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	January 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	January 24, 2019

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	January 24, 2019